Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfasmltomdstk-20150701_SupplementTextBlock

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Intrinsic Small Cap Value Fund
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Small/Mid Cap Value Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Traditional Small Cap Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.68%	0.68%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.54%	2.29%
Fee Waivers	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.41%	2.16%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Class A and 2.15% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.30%	2.05%	2.05%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.30%	2.05%	2.05%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Class A, 2.03% for Class B and 2.03% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small/Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.72%	0.72%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.53%	2.28%
Fee Waivers	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.36%	2.11%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.84%	0.84%	0.84%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.36%	2.11%	2.11%
Fee Waivers	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.34%	2.09%	2.09%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Traditional Small Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.64%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.50%	2.25%
Fee Waivers	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.34%	2.09%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Class A and 2.08% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$710	$319	$219
3 Years	$1,021	$703	$703
5 Years	$1,355	$1,213	$1,213
10 Years	$2,294	$2,616	$2,616
Small Cap Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$700	$708	$308	$208	$208
3 Years	$963	$943	$643	$643	$643
5 Years	$1,247	$1,303	$1,103	$1,103	$1,103
10 Years	$2,053	$2,097	$2,379	$2,097	$2,379
Small/Mid Cap Value Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$706	$314	$214
3 Years	$1,015	$696	$696
5 Years	$1,346	$1,205	$1,205
10 Years	$2,280	$2,602	$2,602
Special Small Cap Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$704	$712	$312	$212	$212
3 Years	$979	$959	$659	$659	$659
5 Years	$1,275	$1,332	$1,132	$1,132	$1,132
10 Years	$2,114	$2,159	$2,440	$2,159	$2,440
Traditional Small Cap Growth Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$704	$312	$212
3 Years	$1,007	$688	$688
5 Years	$1,332	$1,190	$1,190
10 Years	$2,250	$2,573	$2,573

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Intrinsic Small Cap Value Fund
Wells Fargo Advantage Small Cap Opportunities Fund
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Small/Mid Cap Value Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Traditional Small Cap Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee Waivers	0.25%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.21%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses

3.
The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.22%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.10%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small/Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	0.29%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.09%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Traditional Small Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.21%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund

After:
1 Year	$123
3 Years	$437
5 Years	$774
10 Years	$1,725
Small Cap Opportunities Fund

After:
1 Year	$124
3 Years	$404
5 Years	$705
10 Years	$1,561
Small Cap Value Fund

After:
1 Year	$112
3 Years	$375
5 Years	$659
10 Years	$1,467
Small/Mid Cap Value Fund

After:
1 Year	$118
3 Years	$430
5 Years	$765
10 Years	$1,710
Special Small Cap Value Fund

After:
1 Year	$111
3 Years	$387
5 Years	$684
10 Years	$1,529
Traditional Small Cap Growth Fund

After:
1 Year	$123
3 Years	$429
5 Years	$756
10 Years	$1,684

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Intrinsic Small Cap Value Fund
Wells Fargo Advantage Small Cap Opportunities Fund
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Small/Mid Cap Value Fund
Wells Fargo Advantage Special Small Cap Value Fund
Wells Fargo Advantage Traditional Small Cap Growth Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.01%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.97%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.88% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small/Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.96%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.94%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Traditional Small Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.99%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.98% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund

After:
1 Year	$103
3 Years	$364
5 Years	$646
10 Years	$1,448
Small Cap Opportunities Fund

After:
1 Year	$99
3 Years	$326
5 Years	$572
10 Years	$1,275
Small Cap Value Fund

After:
1 Year	$92
3 Years	$302
5 Years	$529
10 Years	$1,183
Small/Mid Cap Value Fund

After:
1 Year	$98
3 Years	$357
5 Years	$637
10 Years	$1,433
Special Small Cap Value Fund

After:
1 Year	$96
3 Years	$319
5 Years	$560
10 Years	$1,251
Traditional Small Cap Growth Fund

After:
1 Year	$101
3 Years	$354
5 Years	$626
10 Years	$1,404

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Intrinsic Small Cap Value Fund
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Small/Mid Cap Value Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Intrinsic Small Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.47%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.31%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small/Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.42%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
Wells Fargo Advantage Small Cap Value Fund
Wells Fargo Advantage Special Small Cap Value Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Small Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.85%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Special Small Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.89%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.54%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 710
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,021
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,294
(Classes A, B and C) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.29%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,616
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,213
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,616
(Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[4]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[5]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,053
(Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[5]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.05%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,097
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,097
(Classes A, B and C) | (Wells Fargo Advantage Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[5]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.05%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[6]	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,379
(Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[7]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.53%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,346
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,280
(Classes A, B and C) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	696
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,602
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,602
(Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[10]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,114
(Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.11%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	959
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,159
(Classes A, B and C) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.11%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[12]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	659
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,440
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,440
(Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[13]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.50%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,250
(Classes A, B and C) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | C
Prospectus:		rr_ProspectusTable
Management Fees	[14]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.25%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,573
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,573
(Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[16]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[17]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.46%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[18]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,725
(Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[19]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,561
(Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[22]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[23]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[24]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,467
(Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[25]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[26]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total Annual Fund Operating Expenses After Fee Waiver	[27]	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,710
(Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[28]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[29]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.28%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[30]	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,529
(Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[31]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator
Prospectus:		rr_ProspectusTable
Management Fees	[32]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[33]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	756
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,684
(Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[34]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[35]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.21%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[36]	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,448
(Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Small Cap Opportunities Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[38]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.05%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	572
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,275
(Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Small Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[39]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.97%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[40]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,183
(Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[41]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.20%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[42]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,433
(Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Special Small Cap Value Fund) | Institutional
Prospectus:		rr_ProspectusTable
Management Fees	[43]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.03%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[44]	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,251
(Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[45]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[46]	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,404
(Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[47]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[48]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.65%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[49]	rr_NetExpensesOverAssets	1.47%
(Investor Class) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Small Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[50]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.41%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[51]	rr_NetExpensesOverAssets	1.31%
(Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[37]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Small/Mid Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[52]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.64%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[53]	rr_NetExpensesOverAssets	1.42%
(Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[54]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[55]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.87%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[56]	rr_NetExpensesOverAssets	0.85%
(Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[57]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Special Small Cap Value Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[58]	rr_ManagementFeesOverAssets	0.84%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.93%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[59]	rr_NetExpensesOverAssets	0.89%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses
[3]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.40% for Class A and 2.15% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[5]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[6]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Class A, 2.03% for Class B and 2.03% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[8]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[11]	The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[12]	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[14]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[15]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.33% for Class A and 2.08% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[17]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses
[18]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[20]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[21]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[23]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[24]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[25]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[26]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[27]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[29]	The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[30]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[31]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[32]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[33]	The Adviser has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[34]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[35]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses
[36]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[37]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[38]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[39]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[40]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.88% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[41]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[42]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[43]	The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[44]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[45]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[46]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.98% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[47]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[48]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses
[49]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.46% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[50]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[51]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[52]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[53]	The Adviser has contractually committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.41% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[54]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[55]	The management fee is 0.75%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[56]	The Adviser has contractually committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[57]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[58]	The management fee is 0.79%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[59]	The Adviser has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.